Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Breakdown of share-based payments expenses on entity's profit or loss
The breakdown is as follows:

	Year ended December 30,
	2018	2019	2020
	(in thousands)
Cost of revenue	$8	$10	$42
Research and development	$529	$508	$1,394
Sales and marketing	$225	$282	$529
General and administrative	$1,050	$997	$1,020
Total	$1,812	$1,797	$2,985

Summary of movement in number and WAEP of stock options	The following table illustrates the number of shares (ADS equivalents are not presented) and weighted average exercise prices (WAEP) of, and movements in, founders' warrants, stock options and warrants during the period:

	December 31,
	2018		2019		2020
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	6,197,848	$3.59	5,983,452	$3.50	5,771,960	$3.46
Granted during the year	250,000	$1.93	312,000	$0.89	252,000	$1.51
Forfeited during the year	(269,082)	$2.84	(452,992)	$2.56	(207,265)	$1.84
Exercised during the year(1)	(14,814)	$1.85	—	$—	(24,828)	$1.29
Expired during the year	(180,500)	$5.67	(70,500)	$1.34	(104,500)	$5.21
Outstanding at period end	5,983,452	$3.50	5,771,960	$3.46	5,687,367	$3.41
Of which, warrants for consultants equivalent to employees	180,500	$2.75	177,500	$2.70	155,500	$2.30
Exercisable at period end	5,194,187	$3.62	5,114,422	$3.55	5,180,701	$3.45
Of which, warrants for consultants equivalent to employees	143,833	$3.11	160,833	$2.84	155,500	$2.30
(1)The weighted average share estimated fair value at the dates of exercise of these options was $1.72 in 2020 and $2.20 in 2018.

The following table illustrates the number of, and movements in, restricted shares awards (RSA) based on the number of ordinary shares (ADS equivalents are not presented) during the period:

	December 31,
	2018	2019	2020
Outstanding at January 1,	1,467,166	2,746,181	5,883,187
Granted during the year	1,803,550	4,180,218	5,475,616
Forfeited during the year	(206,517)	(184,314)	(165,528)
Vested during the year	(318,018)	(858,898)	(1,668,140)
Outstanding at period end	2,746,181	5,883,187	9,525,135

Fair value assumptions for determining value of the grants	The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2018, 2019 and 2020:

	December 31,
	2018	2019	2020
Dividend yield (%)	—	—	—
Expected volatility (%)	68 - 70	55	57
Risk–free interest rate (%)	0	0	0.00
Assumed annual lapse rate of awards (%)	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries	10 for all except 2 for warrants and a limited group of beneficiaries	12 for all except 2 for warrants and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	1.26	0.75	1.33
Model used	Binomial	Binomial	Binomial

Fair value assumptions for determining value of the grants	The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2018, 2019 and 2020:

	December 31,
	2018	2019	2020
Dividend yield (%)	—	—	—
Expected volatility (%)	68 - 70	55	57
Risk–free interest rate (%)	0	0	0.00
Assumed annual lapse rate of awards (%)	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries	10 for all except 2 for warrants and a limited group of beneficiaries	12 for all except 2 for warrants and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	1.26	0.75	1.33
Model used	Binomial	Binomial	Binomial